Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 3,730,333	$ 519,994	¥ 3,248,066
Bottom of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	60 days
Top of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	90 days
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 30,100	4,200	4,000
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 597,100	$ 83,200	¥ 435,300